Quarterly Report
January 31, 2025
MFS®  Corporate Bond Fund
MFB-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.6%
Aerospace & Defense – 2.1%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,501,750
Boeing Co., 5.15%, 5/01/2030	15,298,000	15,200,841
Boeing Co., 6.388%, 5/01/2031	6,580,000	6,923,476
Boeing Co., 5.805%, 5/01/2050	33,463,000	31,495,317
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	4,416,000	4,417,193
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	9,532,000	9,543,053
TransDigm, Inc., 6.875%, 12/15/2030 (n)	19,815,000	20,296,802
		$96,378,432
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.004%, 11/15/2054 (i)	$111,078,438	$4,590,428
ACREC 2021-FL1 Ltd., “A”, FLR, 5.566% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	7,899,048	7,895,462
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	12,714,263	12,678,000
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.121% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,850,096
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	1,907,357	1,913,369
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.03% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	175,823	309,272
BDS 2021-FL7 Ltd., “B”, FLR, 5.913% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	4,505,000	4,481,398
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.25%, 7/15/2054 (i)	194,685,063	10,851,025
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	9,922,401	9,876,791
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	5,091,611	5,157,745
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,848,307	4,906,769
KREF 2018-FT1 Ltd., “A”, FLR, 5.485% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	5,556,138	5,556,466
KREF 2018-FT1 Ltd., “AS”, FLR, 5.716% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	9,075,480
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	2,611,570	2,616,834
MF1 2022-FL8 Ltd., “A”, FLR, 5.65% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	11,997,445	11,997,793
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 5.987% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,358,642
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	5,309,431	5,265,428
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	4,499,213	4,518,924
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	3,746,229	3,757,817
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	2,912,678	2,896,890
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	4,795,195	4,824,356
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	3,134,536	3,142,572
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	5,199,001	5,236,190
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	4,707,094	4,726,442
		$145,484,189
Automotive – 1.6%
Cummins, Inc., 5.45%, 2/20/2054	$7,545,000	$7,298,715
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,471,159
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	9,967,095
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	9,607,000	9,624,496
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	11,273,000	11,004,803
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	7,976,000	6,674,363
Hyundai Capital America, 5.45%, 6/24/2026 (n)	12,869,000	12,969,100
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	8,166,000	8,410,982
		$74,420,713
Broadcasting – 1.1%
Walt Disney Co., 3.5%, 5/13/2040	$25,879,000	$20,801,444
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	1,991,464
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,268,718
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	10,210,000	9,015,497
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	826,000	762,061
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	10,874,000	9,938,091
		$49,777,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$6,874,000	$7,042,579
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	12,497,000	13,133,912
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	8,959,000	8,915,783
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,736,550
LPL Holdings, Inc., 6.75%, 11/17/2028	3,337,000	3,519,491
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	15,724,552
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	6,298,000	6,282,688
		$67,355,555
Building – 0.8%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$14,236,000	$13,708,561
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/2029 (n)	1,714,000	1,734,134
Vulcan Materials Co., 3.5%, 6/01/2030	4,932,000	4,578,759
Vulcan Materials Co., 4.5%, 6/15/2047	10,514,000	8,829,564
Vulcan Materials Co., 5.7%, 12/01/2054	7,935,000	7,750,764
		$36,601,782
Business Services – 1.2%
Fiserv, Inc., 2.25%, 6/01/2027	$11,840,000	$11,211,213
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	11,104,038
Mastercard, Inc., 4.35%, 1/15/2032	15,972,000	15,462,057
Mastercard, Inc., 4.55%, 1/15/2035	11,064,000	10,573,556
Visa, Inc., 3.65%, 9/15/2047	9,718,000	7,477,461
		$55,828,325
Cable TV – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$23,716,000	$24,256,189
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	14,026,000	11,525,624
Comcast Corp., 2.887%, 11/01/2051	13,896,000	8,365,546
Videotron Ltd., 3.625%, 6/15/2029 (n)	19,934,000	18,557,122
Videotron Ltd., 5.7%, 1/15/2035 (n)	12,004,000	11,790,868
		$74,495,349
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$18,888,000	$18,324,310
Computer Software – 1.0%
Accenture Capital, Inc., 4.25%, 10/04/2031	$9,441,000	$9,110,975
Accenture Capital, Inc., 4.5%, 10/04/2034	6,291,000	5,986,241
Cisco Systems, Inc., 5.5%, 1/15/2040	7,722,000	7,810,625
Microsoft Corp., 2.525%, 6/01/2050	5,450,000	3,342,793
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	8,826,503
Oracle Corp., 5.55%, 2/06/2053	12,451,000	11,679,475
		$46,756,612
Computer Software - Systems – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$6,683,000	$4,149,862
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$5,067,000	$5,046,990
Regal Rexnord Corp., 6.05%, 4/15/2028	10,547,000	10,755,430
Regal Rexnord Corp., 6.3%, 2/15/2030	14,860,000	15,324,788
Regal Rexnord Corp., 6.4%, 4/15/2033	12,090,000	12,510,843
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,578,301
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	10,836,000	10,752,591
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,417,356
		$68,386,299

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.6%
Haleon US Capital LLC, 3.625%, 3/24/2032	$11,835,000	$10,755,653
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	13,979,000	13,470,346
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	5,144,000	5,253,750
Kenvue, Inc., 5%, 3/22/2030	11,408,000	11,518,395
Kenvue, Inc., 5.1%, 3/22/2043	10,021,000	9,610,045
Kenvue, Inc., 5.05%, 3/22/2053	9,133,000	8,451,386
Mattel, Inc., 3.75%, 4/01/2029 (n)	15,859,000	14,920,326
		$73,979,901
Consumer Services – 0.7%
CBRE Group, Inc., 5.95%, 8/15/2034	$22,765,000	$23,418,895
Service Corp. International, 5.75%, 10/15/2032	10,556,000	10,372,451
		$33,791,346
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$20,675,000	$20,703,874
Electronics – 0.8%
Broadcom, Inc., 5.05%, 7/12/2029	$8,807,000	$8,842,152
Intel Corp., 5.7%, 2/10/2053	12,543,000	11,168,231
Lam Research Corp., 4.875%, 3/15/2049	7,791,000	7,021,999
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,247,345
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,491,000	8,759,086
		$39,038,813
Emerging Market Quasi-Sovereign – 0.3%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$8,025,000	$6,785,298
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)	6,810,000	6,367,350
		$13,152,648
Emerging Market Sovereign – 0.4%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$13,484,000	$13,590,254
United Mexican States, 6.338%, 5/04/2053	4,838,000	4,314,705
		$17,904,959
Energy - Independent – 2.2%
Canada National Resources Ltd., 5.4%, 12/15/2034 (n)	$5,768,000	$5,576,084
Diamondback Energy, Inc., 5.75%, 4/18/2054	11,900,000	11,173,197
EQT Corp., 3.625%, 5/15/2031 (n)	10,474,000	9,424,372
Occidental Petroleum Corp., 6.125%, 1/01/2031	7,894,000	8,098,329
Occidental Petroleum Corp., 4.4%, 4/15/2046	18,060,000	13,640,393
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	6,932,000	7,115,504
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	4,824,000	4,835,669
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,485,967
Pioneer Natural Resources Co., 2.15%, 1/15/2031	21,285,000	18,199,878
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	20,387,000	21,572,932
		$102,122,325
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,895,586
BP Capital Markets America, Inc., 4.812%, 2/13/2033	4,600,000	4,457,986
BP Capital Markets America, Inc., 3.001%, 3/17/2052	10,654,000	6,672,357
		$17,025,929
Entertainment – 0.9%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$18,053,000	$17,804,954
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	6,700,000	6,650,314
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	5,052,000	5,092,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	$12,829,000	$13,106,404
		$42,653,684
Financial Institutions – 1.8%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$4,803,700
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,709,097
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,794,383
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	13,702,000	13,886,607
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	5,642,000	5,946,493
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	4,283,000	4,213,187
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	7,886,713
SLM Corp., 6.5%, 1/31/2030	10,924,000	11,026,413
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	23,119,000	23,198,611
		$84,465,204
Food & Beverages – 4.0%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,166,904
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	17,135,000	14,381,463
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,513,000	20,998,613
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	21,983,000	20,827,817
Constellation Brands, Inc., 4.75%, 5/09/2032	1,724,000	1,657,258
Constellation Brands, Inc., 4.1%, 2/15/2048	12,844,000	9,910,496
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,297,567
Diageo Capital PLC, 5.625%, 10/05/2033	6,595,000	6,776,520
JBS USA Food Co., 6.5%, 12/01/2052	11,976,000	12,209,867
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	4,282,000	4,289,522
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	11,459,587
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	8,055,000	7,127,027
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	11,152,827
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	11,764,475
Mars, Inc., 4.55%, 4/20/2028 (n)	9,306,000	9,246,127
Mars, Inc., 3.95%, 4/01/2049 (n)	10,409,000	7,993,215
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,444,741
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	9,882,000	9,606,696
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	5,281,000	4,631,395
Viterra Finance B.V., 5.25%, 4/21/2032 (n)	3,134,000	3,063,440
		$183,005,557
Gaming & Lodging – 2.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$15,149,663
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	13,927,000	13,835,979
Las Vegas Sands Corp., 5.9%, 6/01/2027	7,130,000	7,226,975
Las Vegas Sands Corp., 6.2%, 8/15/2034	11,021,000	11,097,791
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	11,048,559
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	8,328,000	8,313,678
Sands China Ltd., 2.85%, 3/08/2029	15,270,000	13,693,020
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,932,506
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	14,957,000	14,639,268
		$101,937,439
Insurance – 1.7%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$22,135,000	$20,161,342
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,258,029
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	8,970,000	9,224,862
Lincoln National Corp., 5.852%, 3/15/2034	13,260,000	13,475,645
MetLife, Inc., 5.3%, 12/15/2034	15,082,000	15,007,199
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	17,496,000	18,353,558
		$78,480,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 1.7%
Elevance Health, Inc., 5.375%, 6/15/2034	$11,192,000	$11,141,408
Elevance Health, Inc., 5.65%, 6/15/2054	15,203,000	14,529,713
Humana, Inc., 4.95%, 10/01/2044	7,759,000	6,645,645
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,587,361
UnitedHealth Group, Inc., 4.625%, 7/15/2035	4,745,000	4,493,237
UnitedHealth Group, Inc., 5.5%, 7/15/2044	11,960,000	11,606,008
UnitedHealth Group, Inc., 5.875%, 2/15/2053	19,945,000	20,008,599
		$77,011,971
Insurance - Property & Casualty – 3.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$7,004,000	$7,077,948
American International Group, Inc., 5.125%, 3/27/2033	19,304,000	19,127,322
Arthur J. Gallagher & Co., 5%, 2/15/2032	3,153,000	3,097,889
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	14,386,000	15,452,470
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	12,992,915
Brown & Brown, Inc., 5.65%, 6/11/2034	13,304,000	13,294,575
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	10,030,421
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,818,553
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	11,191,000	11,438,651
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	21,665,000	21,380,724
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	12,177,000	11,579,745
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	9,743,000	9,977,504
		$140,268,717
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$16,533,669
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	20,295,000	17,035,558
		$33,569,227
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$24,712,685
Machinery & Tools – 1.4%
AGCO Corp., 5.8%, 3/21/2034	$7,879,000	$7,909,517
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	3,228,000	3,175,169
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	9,760,655
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	3,902,000	3,947,873
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,552,207
CNH Industrial Capital LLC, 5.5%, 1/12/2029	15,194,000	15,469,597
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,191,176
		$63,006,194
Major Banks – 16.5%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$25,565,000	$25,317,033
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	9,904,000	10,178,700
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	8,035,000	6,971,498
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	8,451,000	8,711,575
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	9,737,000	9,490,362
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	13,347,000	11,361,372
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)	10,468,000	10,431,328
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	14,075,000	14,213,079
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,574,541
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,597,191
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	24,068,000	23,239,769
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,579,314
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)	6,859,000	6,684,133
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,827,000	11,972,634
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	14,717,000	14,757,237
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	14,155,000	14,742,438

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	$9,426,000	$9,262,156
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	24,675,000	23,706,279
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	18,383,389
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,038,568
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	25,493,000	26,074,329
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,317,517
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,524,171
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,730,701
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	31,684,119
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	5,407,000	5,394,203
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	6,662,000	6,427,711
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	24,317,000	24,327,145
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	13,452,593
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	17,246,000	16,696,900
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	4,781,000	4,853,464
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,153,833
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	23,279,000	21,731,578
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	11,137,000	11,137,318
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	18,738,004
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,405,738
NatWest Group PLC, 5.583%, 3/01/2028	8,696,000	8,811,008
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	15,940,877
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	6,731,000	6,803,705
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	11,131,000	11,306,970
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	10,145,000	10,195,328
Regions Financial Corp., 5.502%, 9/06/2035	18,856,000	18,502,966
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	23,682,128
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,768,984
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,563,318
Toronto-Dominion Bank, 4.693%, 9/15/2027	16,991,000	16,996,396
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	35,561,000	32,670,134
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	22,649,000	19,781,564
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	5,754,000	6,645,939
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	18,393,107
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	9,742,098
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	13,408,000	13,379,548
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	13,754,000	14,013,160
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	12,007,000	12,068,043
		$761,127,193
Medical & Health Technology & Services – 1.9%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$20,216,000	$17,945,070
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,073,146
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	5,961,748
HCA, Inc., 5.45%, 9/15/2034	17,868,000	17,503,212
ICON Investments Six DAC, 5.809%, 5/08/2027	17,938,000	18,255,590
IQVIA, Inc., 6.25%, 2/01/2029	8,252,000	8,539,780
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	9,797,587
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	4,969,621
		$88,045,754
Medical Equipment – 0.5%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$9,818,825
Stryker Corp., 4.625%, 9/11/2034	15,607,000	14,909,178
		$24,728,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.5%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$10,266,669
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,570,000	3,988,779
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,960,000	16,387,309
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	8,624,000	8,402,562
Novelis Corp., 4.75%, 1/30/2030 (n)	19,774,000	18,579,468
Vale Overseas Ltd., 6.4%, 6/28/2054	10,476,000	10,387,341
		$68,012,128
Midstream – 5.3%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$3,370,000	$3,417,421
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	8,216,000	8,526,019
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	11,227,000	11,765,768
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	22,118,000	20,972,503
Enbridge, Inc., 5.95%, 4/05/2054	9,370,000	9,219,092
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,160,817
Energy Transfer LP, 5.95%, 5/15/2054	8,347,000	8,031,000
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	11,586,000	11,749,953
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	8,793,000	8,476,539
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	15,920,470	15,283,335
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	3,311,638	2,875,881
Plains All American Pipeline LP, 4.65%, 10/15/2025	15,024,000	15,014,889
Plains All American Pipeline LP, 3.55%, 12/15/2029	11,859,000	11,068,488
Plains All American Pipeline LP, 5.95%, 6/15/2035	16,054,000	16,246,448
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,463,981
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	15,327,000	14,694,001
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	6,372,000	6,374,855
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	3,106,000	3,021,376
Targa Resources Corp., 4.2%, 2/01/2033	12,131,000	11,064,561
Targa Resources Corp., 4.95%, 4/15/2052	20,769,000	17,528,407
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	3,913,541
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,458,192
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	10,823,000	9,784,581
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	10,044,000	10,466,581
		$243,578,229
Municipals – 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$8,308,591
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	9,330,000	9,395,123
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	13,505,000	13,722,219
		$31,425,933
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$9,178,000	$9,290,125
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$3,350,000	$3,212,936
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	12,850,000	12,112,284
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	14,050,000	13,789,762
		$29,114,982
Oils – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$19,661,317	$16,631,103
Other Banks & Diversified Financials – 3.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$24,810,000	$26,002,246
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	6,142,000	6,193,539
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	17,196,000	17,419,943
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	12,906,000	13,026,898
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	8,800,000	8,938,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	$21,476,000	$22,901,290
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	11,906,000	13,618,586
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	4,193,000	4,505,116
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	9,528,000	9,157,255
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	3,736,000	3,763,676
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,133,561
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	12,447,000	13,326,375
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	9,118,000	9,045,374
		$159,032,635
Pharmaceuticals – 1.6%
AbbVie, Inc., 5.35%, 3/15/2044	$14,936,000	$14,623,442
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,450,115
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	7,453,000	7,354,549
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	4,595,000	4,460,578
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	4,840,920
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,333,398
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,560,303
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	8,944,000	9,155,392
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	8,859,000	9,150,007
		$71,928,704
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$7,073,000	$6,667,295
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	4,300,000	4,460,837
		$11,128,132
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$13,479,698
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	13,609,000	13,842,773
		$27,322,471
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$14,839,970
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	8,973,000	8,806,208
Canadian Pacific Railway Co., 3.1%, 12/02/2051	21,527,000	14,036,429
		$37,682,607
Real Estate - Apartment – 0.4%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$19,234,000	$18,678,153
Real Estate - Office – 1.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$11,544,365
Boston Properties LP, REIT, 2.75%, 10/01/2026	9,750,000	9,411,956
Corporate Office Property LP, REIT, 2%, 1/15/2029	15,034,000	13,354,840
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	17,594,000	15,188,408
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	10,580,000	10,633,718
		$60,133,287
Real Estate - Other – 1.4%
EPR Properties, REIT, 3.6%, 11/15/2031	$21,022,000	$18,525,607
Lexington Realty Trust Co., 2.375%, 10/01/2031	16,265,000	13,367,586
Prologis LP, REIT, 5.125%, 1/15/2034	17,925,000	17,691,784
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,391,000	12,779,517
		$62,364,494

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$13,355,975
STORE Capital Corp., REIT, 4.625%, 3/15/2029	3,986,000	3,849,066
STORE Capital Corp., REIT, 2.75%, 11/18/2030	3,448,000	2,965,999
STORE Capital Corp., REIT, 2.7%, 12/01/2031	26,269,000	21,789,832
		$41,960,872
Retailers – 1.4%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$17,786,000	$12,729,283
Amazon.com, Inc., 3.6%, 4/13/2032	12,124,000	11,211,153
Home Depot, Inc., 4.85%, 6/25/2031	4,354,000	4,357,157
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,175,637
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	1,867,794
Parkland Corp., 6.625%, 8/15/2032 (n)	20,048,000	20,094,872
		$62,435,896
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$8,252,000	$8,051,310
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,638,397
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	4,867,000	4,149,851
International Flavors & Fragrances, Inc., 5%, 9/26/2048	15,194,000	12,981,250
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	7,402,000	4,836,807
		$33,657,615
Specialty Stores – 0.4%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$27,612,000	$20,086,333
Supermarkets – 0.5%
Kroger Co., 5%, 9/15/2034	$12,325,000	$11,959,086
Kroger Co., 5.5%, 9/15/2054	12,325,000	11,548,561
		$23,507,647
Telecommunications - Wireless – 2.6%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$11,793,492
American Tower Corp., 5.45%, 2/15/2034	11,654,000	11,673,939
American Tower Corp., 3.7%, 10/15/2049	2,001,000	1,450,713
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	18,925,000	14,451,709
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	8,755,000	8,734,351
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,600,870
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	13,604,000	12,052,375
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,198,098
Rogers Communications, Inc., 4.55%, 3/15/2052	3,085,000	2,439,381
T-Mobile USA, Inc., 5.05%, 7/15/2033	8,401,000	8,228,345
T-Mobile USA, Inc., 3%, 2/15/2041	17,961,000	12,829,942
Vodafone Group PLC, 5.625%, 2/10/2053	19,986,000	18,841,022
		$118,294,237
Tobacco – 1.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$12,700,701
B.A.T. Capital Corp., 5.834%, 2/20/2031	8,594,000	8,850,046
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	16,674,000	16,846,466
Philip Morris International, Inc., 5.625%, 11/17/2029	5,491,000	5,664,790
Philip Morris International, Inc., 5.125%, 2/15/2030	7,490,000	7,555,085
		$51,617,088
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$12,315,000	$12,532,474
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	19,070,000	19,941,458
		$32,473,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 2.6%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$31,965,000	$22,861,218
U.S. Treasury Bonds, 3.875%, 5/15/2043	30,418,000	26,861,708
U.S. Treasury Bonds, 4.375%, 8/15/2043	4,748,000	4,481,296
U.S. Treasury Bonds, 4.75%, 11/15/2043	8,368,000	8,285,301
U.S. Treasury Bonds, 4.5%, 2/15/2044	9,509,000	9,097,067
U.S. Treasury Bonds, 4.625%, 5/15/2044	16,164,000	15,706,862
U.S. Treasury Bonds, 4.125%, 8/15/2044	27,075,000	24,562,101
U.S. Treasury Bonds, 4.625%, 11/15/2044	3,599,000	3,493,842
U.S. Treasury Bonds, 2.875%, 5/15/2052	5,654,600	3,954,023
		$119,303,418
Utilities - Electric Power – 8.3%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$4,802,000	$3,787,613
Adani Transmission Ltd., 4.25%, 5/21/2036	4,974,950	4,001,218
Adani Transmission Step-One Ltd., 4%, 8/03/2026	14,632,000	13,978,763
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,852,000	5,563,466
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,795,883
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	3,987,133
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,581,576
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,609,372
DTE Energy Co., 4.95%, 7/01/2027	11,963,000	12,011,391
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	21,816,000	19,515,786
Duke Energy Florida LLC, 3.4%, 10/01/2046	5,361,000	3,819,198
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	8,843,649
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	13,065,000	12,976,155
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	7,340,000	6,192,460
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,145,253
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,039,323
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	16,327,000	16,537,994
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	3,638,000	3,261,423
Eversource Energy, 5.5%, 1/01/2034	11,861,000	11,791,449
FirstEnergy Corp., 3.9%, 7/15/2027	16,631,000	16,246,195
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	10,907,524
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	5,839,761
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,472,037
Georgia Power Co., 4.7%, 5/15/2032	9,603,000	9,339,689
Georgia Power Co., 4.95%, 5/17/2033	12,724,000	12,447,242
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,018,786
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	19,320,658
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	3,866,000	3,765,956
MidAmerican Energy Co., 5.85%, 9/15/2054	14,824,000	14,979,317
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	8,412,000	8,456,506
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,269,650
Pacific Gas & Electric Co., 5.45%, 6/15/2027	10,156,000	10,149,247
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	23,158,477
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,889,000	5,036,077
Pacific Gas & Electric Co., 4%, 12/01/2046	11,946,000	8,661,125
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,419,655
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	6,571,543
WEC Energy Group, Inc., 4.75%, 1/09/2026	22,326,000	22,351,501
Xcel Energy, Inc., 5.5%, 3/15/2034	17,216,000	17,074,224
		$379,924,275
Total Bonds		$4,488,275,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.41% (v)	67,071,626	$67,085,040

Other Assets, Less Liabilities – 0.9%		43,667,277
Net Assets – 100.0%		$4,599,027,374
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $67,085,040 and $4,488,275,057, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,539,903,166, representing 33.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	144	$15,673,500	March – 2025	$341,467
U.S. Treasury Note 2 yr	Long	USD	943	193,904,375	March – 2025	66,991
U.S. Treasury Note 5 yr	Short	USD	516	54,897,562	March – 2025	131,004
U.S. Treasury Ultra Note 10 yr	Short	USD	929	103,467,375	March – 2025	1,963,276
						$2,502,738
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	902	$102,743,437	March – 2025	$(2,139,474)
U.S. Treasury Ultra Bond 30 yr	Long	USD	478	56,628,063	March – 2025	(2,289,487)
						$(4,428,961)
At January 31, 2025, the fund had liquid securities with an aggregate value of $5,315,366 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$119,303,418	$—	$119,303,418
Non - U.S. Sovereign Debt	—	89,339,519	—	89,339,519
Municipal Bonds	—	31,425,933	—	31,425,933
U.S. Corporate Bonds	—	2,876,484,607	—	2,876,484,607
Residential Mortgage-Backed Securities	—	49,363,668	—	49,363,668
Commercial Mortgage-Backed Securities	—	25,505,967	—	25,505,967
Asset-Backed Securities (including CDOs)	—	70,614,554	—	70,614,554
Foreign Bonds	—	1,226,237,391	—	1,226,237,391
Investment Companies	67,085,040	—	—	67,085,040
Total	$67,085,040	$4,488,275,057	$—	$4,555,360,097
Other Financial Instruments
Futures Contracts – Assets	$2,502,738	$—	$—	$2,502,738
Futures Contracts – Liabilities	(4,428,961)	—	—	(4,428,961)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$125,256,423	$806,709,152	$864,891,101	$2,628	$7,938	$67,085,040
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,352,871	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2025, are as follows:
United States	71.0%
Canada	4.7%
United Kingdom	4.0%
Australia	3.4%
Ireland	2.0%
Japan	1.8%
Italy	1.7%
Switzerland	1.3%
Germany	1.1%
Other Countries	9.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.